SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)						1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 01, 2019 USD ($)	Jul. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Jun. 12, 2017 USD ($) $ / shares	Jun. 12, 2017 KRW (₩) ₩ / shares	Jun. 30, 2019 USD ($) $ / shares shares	Jul. 31, 2017 USD ($)	Jul. 31, 2017 KRW (₩) ₩ / shares	Jan. 31, 2009 $ / shares	Jan. 31, 2009 ¥ / shares	Jun. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Vendor $ / shares shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) Vendor $ / shares shares	Jun. 30, 2019 ₩ / shares	Dec. 31, 2018 ¥ / shares	Dec. 31, 2018 ₩ / shares
Summary of Significant Accounting Policy [Line Items]
Number of vendors | Vendor														1		1
Proceeds from sale of marketable securities														$ 221,000
Potentially dilutive securities outstanding | shares														16,319,225	17,143,773
Operating lease liabilities						$ 4,638,000					$ 4,638,000			$ 4,638,000
Lease right-of-use asset						4,285,000					4,285,000			4,285,000
Deferred rent											$ 218,000		$ 178,000	419,000	$ 302,000
ASU 2016-01 [Member]
Summary of Significant Accounting Policy [Line Items]
Cumulative effect adjustment on adoption of ASU			$ 41,400,000											41,400,000
Cumulative effect on retained earnings, tax			$ 12,300,000											$ 12,300,000
ASU 2016-02 [Member]
Summary of Significant Accounting Policy [Line Items]
Cumulative effect adjustment on adoption of ASU	$ (29,000)											$ (29,000)
Operating lease liabilities		$ 3,200,000
Lease right-of-use asset		2,900,000
Deferred rent		$ 286,000
2011 Convertible notes payable [Member]
Summary of Significant Accounting Policy [Line Items]
Convertible notes payable, carrying amount																$ 300,000
CellSeed, Inc. [Member]
Summary of Significant Accounting Policy [Line Items]
Shares held as marketable securities | shares																39,250
Investment, in per share | (per share)									$ 7.69	¥ 680
Proceeds from sale of marketable securities						$ 221,000
Investment, closing price | (per share)																$ 6.07		¥ 668
Stock pledged against note | shares																39,250
Telcon, Inc. ("Telcon") [Member]
Summary of Significant Accounting Policy [Line Items]
Shares held as marketable securities | shares						6,643,559					6,643,559			6,643,559
Investment, in per share | ₩ / shares								₩ 5,419
Investment							$ 31,800,000	₩ 36,001,446,221
Investment, closing price | (per share)						$ 4.95					$ 4.95			$ 4.95		$ 7.43	₩ 5,730		₩ 8,280
Telcon, Inc. ("Telcon") [Member] | API Supply Agreement [Member]
Summary of Significant Accounting Policy [Line Items]
Investment, closing price | $ / shares				$ 4.79
Proceeds from supply agreement				$ 31,800,000
Telcon, Inc. ("Telcon") [Member] | API Supply Agreement [Member] | Korea (South), Won
Summary of Significant Accounting Policy [Line Items]
Investment, in per share | ₩ / shares					₩ 5,419
Proceeds from supply agreement | ₩					₩ 36,000,000,000
Telcon, Inc. ("Telcon") [Member] | API Supply Agreement [Member] | Pharmaceutical Grade L-glutamine [Member]
Summary of Significant Accounting Policy [Line Items]
Percentage of right to supply				25.00%	25.00%